Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI China Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2012 was 36% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

 The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of Chinese companies. The portfolio managers consider “Chinese companies” as those companies that (i) are incorporated in mainland China, (ii) derive at least 50% of their revenue or profits from business activities in mainland China, or (iii) maintain at least 50% of their assets in mainland China. Under normal circumstances, the Fund will invest primarily in Chinese companies that are incorporated in mainland China and listed on the Hong Kong Stock Exchange (commonly referred to as “H-shares”) or those that are incorporated internationally and listed on the Hong Kong Stock Exchange (commonly referred to as “Red-chips”), though the Fund may invest in Chinese companies listed on exchanges in other countries, such as Singapore or the United States. Under normal circumstances, no more than 20% of the Fund’s assets will be invested in Chinese companies listed on the Shanghai and Shenzhen Stock Exchanges as A-shares (which are denominated in Renminbi, mainland China’s currency) or B-shares (which are denominated in the United States dollar or the Hong Kong dollar). The Fund may invest in securities of companies with any size market capitalization and may invest without limit in emerging market securities. The portfolio managers use a disciplined, bottom-up security selection methodology in an attempt to enhance returns for the portfolio and seek to identify investment opportunities based on fundamental analysis. The portfolio managers focus on growth securities that they believe are trading at reasonable valuations, securities with positive transformations (e.g., re-ratings, or earning surprises) and securities that they believe have turn-around potential. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first 7 risks):

Market Risk: The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

China-Related Risk: Because the Fund focuses its investments in Chinese companies, it is particularly affected by events or factors relating to China, which may increase risk and volatility.

Non-U.S. Investment Risk: Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Focused Investment Risk: Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Emerging Markets Risk: Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Credit and Counterparty Risk: An issuer or counterparty may default on obligations.

Currency Risk: The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk: Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

IPO Risk: Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk: Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk: The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk: The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Smaller Company Risk: Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Turnover Risk: High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

    Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2012-12/31/2012	12.70%

Lowest 07/01/2011-09/30/2011	-26.27%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.27%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

 After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/12)
MSCI China Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.75%
Average Annual Returns, Fund Inception	rr_AverageAnnualReturnSinceInception	6.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2010
Lipper China Region Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.46%
Average Annual Returns, Fund Inception	rr_AverageAnnualReturnSinceInception	4.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2010
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.19%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.74%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.45%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,414
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,651
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,617
Annual Return 2011	rr_AnnualReturn2011	(22.16%)
Annual Return 2012	rr_AnnualReturn2012	20.16%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.16%
Average Annual Returns, Fund Inception	rr_AverageAnnualReturnSinceInception	8.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2010
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.29%
Average Annual Returns, Fund Inception	rr_AverageAnnualReturnSinceInception	5.90%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.10%
Average Annual Returns, Fund Inception	rr_AverageAnnualReturnSinceInception	5.68%
Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.74%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.23%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.51%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,495
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,325
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.06%
Average Annual Returns, Fund Inception	rr_AverageAnnualReturnSinceInception	8.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2010
Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	15.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	16.67%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(14.90%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.77%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,613
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,520
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.84%
Average Annual Returns, Fund Inception	rr_AverageAnnualReturnSinceInception	7.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2010

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2014, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.45% for Institutional Class shares, 1.51% for Class P shares and 1.77% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.